Investment Securities - Summary of Gross Realized Gains and Losses on Sale of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures [Abstract]
Proceeds from sales	$ 241,400	$ 193,036	$ 493,162	$ 309,330	$ 1,200,000	$ 1,100,000
Gross realized gains	5,203	1,757	7,897	2,566	9,700	2,700
Gross realized losses	(824)	(92)	(1,012)	(92)	1,000	444
Net realized gains (losses) on sales	$ 4,379	$ 1,665	$ 6,885	$ 2,474